T. ROWE PRICE Global Growth Stock Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA
0.4%
Common Stocks 0.4%
MercadoLibre (USD) (1) 3,640 6,477
Total Argentina (Cost
$715
)
6,477
BRAZIL
1.5%
Common Stocks 1.5%
Magazine Luiza 1,098,416 5,043
Rede D'Or Sao Luiz 350,501 4,183
StoneCo, Class A (USD) (1) 81,101 5,831
XP, Class A (USD) (1) 170,014 7,420
Total Brazil (Cost
$13,668
)
22,477
CANADA
2.1%
Common Stocks 2.1%
Brookfield Asset Management, Class A (USD) 330,899 12,852
Shopify, Class A (USD) (1) 8,623 9,473
Sun Life Financial (USD) 203,666 9,422
Total Canada (Cost
$21,733
)
31,747
CAYMAN ISLANDS
0.4%
Common Stocks 0.2%
ANT International, Class C, Acquisition Date: 6/7/18, Cost $2,115
(USD) (1)(2)(3) 377,026 3,043
3,043
Convertible Preferred Stocks 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,291
(USD) (1)(2)(3) 26,185 2,869
2,869
Total Cayman Islands (Cost
$3,406
)
5,912
CHINA
7.5%
Common Stocks 6.6%
Alibaba Group Holding, ADR (USD) (1) 104,040 26,409
Alibaba Health Information Technology (HKD) (1) 2,044,000 6,372
China Resources Beer Holdings (HKD) 692,000 6,101

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
China Resources Mixc Lifestyle Services (HKD) (1) 1,245,600 6,555
GDS Holdings, Class A (HKD) (1) 536,277 6,889
JD Health International (HKD) (1) 180,550 3,554
JD.com, ADR (USD) (1) 85,640 7,595
KE Holdings, ADR (USD) (1) 32,134 1,899
Kuaishou Technology (HKD) (1) 25,400 377
MINISO Group Holding, ADR (USD) (1)(4) 201,659 6,352
Tencent Holdings (HKD) 171,400 15,272
Wuxi Biologics Cayman (HKD) (1) 385,000 5,391
Yatsen Holding, ADR (USD) (1) 355,522 6,823
99,589
Common Stocks - China A Shares 0.9%
Gree Electric Appliances of Zhuhai, A Shares (CNH) 582,480 5,050
NARI Technology, A Shares (CNH) 1,976,000 8,962
14,012
Total China (Cost
$78,518
)
113,601
DENMARK
0.3%
Common Stocks 0.3%
Genmab, ADR (USD) (1) 129,700 5,147
Total Denmark (Cost
$5,668
)
5,147
FRANCE
1.2%
Common Stocks 1.2%
EssilorLuxottica 47,210 6,678
Eurofins Scientific (1) 114,182 10,960
Total France (Cost
$11,885
)
17,638
GERMANY
7.1%
Common Stocks 6.6%
Delivery Hero (1) 66,348 10,077
Evotec (1)(4) 561,164 22,059
flatexDEGIRO (1) 67,290 6,217
Infineon Technologies 307,334 12,313
Shop Apotheke Europe (1) 33,973 7,931
Siemens 58,935 9,132
Symrise 87,175 10,848
TeamViewer (1) 111,162 5,749

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Zalando (1) 131,470 15,075
99,401
Preferred Stocks 0.5%
Sartorius (5) 14,317 7,117
7,117
Total Germany (Cost
$67,936
)
106,518
HONG KONG
0.8%
Common Stocks 0.8%
AIA Group 686,200 8,273
Galaxy Entertainment Group 545,000 4,112
Total Hong Kong (Cost
$9,486
)
12,385
INDIA
4.5%
Common Stocks 4.4%
Axis Bank (1) 641,450 5,844
Britannia Industries 81,614 3,915
Godrej Consumer Products 359,065 3,683
Havells India 423,393 6,050
HDFC Asset Management 80,138 3,164
HDFC Bank (1) 350,612 6,693
HDFC Bank, ADR (USD) (1) 97,888 7,058
Housing Development Finance 171,799 5,587
Kotak Mahindra Bank (1) 509,842 11,926
One97 Communications, Acquisition Date: 12/3/19, Cost $1,563
(USD) (1)(2)(3) 6,139 1,565
Pidilite Industries 168,742 3,888
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21, Cost
$1,309 (1)(2)(3) 821 1,454
United Spirits (1) 639,458 5,069
65,896
Convertible Preferred Stocks 0.1%
Think & Learn, Series F, Acquisition Date: 12/23/20, Cost $1,644
(1)(2)(3) 511 1,662
1,662
Total India (Cost
$49,505
)
67,558

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA
1.3%
Common Stocks 1.3%
Bank Central Asia 4,110,100 9,885
Kalbe Farma 22,600,600 2,356
Sumber Alfaria Trijaya 77,265,500 4,293
Unilever Indonesia 5,577,900 2,748
Total Indonesia (Cost
$15,385
)
19,282
ITALY
0.4%
Common Stocks 0.4%
DiaSorin 29,496 6,450
Total Italy (Cost
$5,814
)
6,450
JAPAN
1.5%
Common Stocks 1.5%
Daiichi Sankyo 86,300 2,778
FANUC 8,300 2,167
Keyence 14,900 8,000
Recruit Holdings 97,300 4,232
Sumitomo Metal Mining 118,000 5,116
Total Japan (Cost
$12,578
)
22,293
NETHERLANDS
1.7%
Common Stocks 1.7%
Adyen (1) 3,007 6,282
Argenx, ADR (USD) (1) 17,406 5,100
ASML Holding (USD) 15,078 8,054
Koninklijke DSM 35,793 6,257
Total Netherlands (Cost
$12,071
)
25,693
NIGERIA
0.1%
Common Stocks 0.1%
Nestle Nigeria 517,381 1,970
Total Nigeria (Cost
$1,876
)
1,970

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
PERU
0.7%
Common Stocks 0.7%
Credicorp (USD) 25,346 3,810
InRetail Peru (USD) 175,293 7,363
Total Peru (Cost
$7,126
)
11,173
PHILIPPINES
1.4%
Common Stocks 1.4%
Ayala Land 4,770,800 3,727
BDO Unibank 1,919,223 4,008
Jollibee Foods 714,980 2,636
SM Investments 351,441 7,187
Universal Robina 1,484,420 4,165
Total Philippines (Cost
$21,249
)
21,723
PORTUGAL
0.2%
Common Stocks 0.2%
Galp Energia 302,771 3,039
Total Portugal (Cost
$3,438
)
3,039
SINGAPORE
1.1%
Common Stocks 1.1%
Sea, ADR (USD) (1) 72,968 15,813
Total Singapore (Cost
$1,306
)
15,813
SOUTH AFRICA
0.4%
Common Stocks 0.4%
Naspers, N Shares 23,728 5,489
Total South Africa (Cost
$3,989
)
5,489
SOUTH KOREA
0.5%
Common Stocks 0.5%
Samsung Electronics 93,894 6,864
Total South Korea (Cost
$3,778
)
6,864

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SWEDEN
0.9%
Common Stocks 0.9%
Assa Abloy, B Shares 311,982 7,716
Hexagon, B Shares 70,697 6,161
Total Sweden (Cost
$9,462
)
13,877
SWITZERLAND
2.2%
Common Stocks 2.2%
Julius Baer Group 82,131 4,969
Lonza Group 15,190 9,702
Partners Group Holding 5,494 6,487
Temenos 28,733 3,628
Zurich Insurance Group 22,062 8,822
Total Switzerland (Cost
$26,910
)
33,608
TAIWAN
0.4%
Common Stocks 0.4%
Taiwan Semiconductor Manufacturing, ADR (USD) 54,200 6,586
Total Taiwan (Cost
$6,727
)
6,586
UNITED KINGDOM
7.3%
Common Stocks 7.3%
Ashtead Group 130,100 6,529
ASOS (1) 113,360 6,926
AstraZeneca, ADR (USD) (4) 184,065 9,314
boohoo Group (1)(4) 1,857,312 8,586
Derwent London 115,947 5,019
Experian 239,452 8,370
Farfetch, Class A (USD) (1) 146,697 8,984
HomeServe 371,713 5,299
London Stock Exchange Group 72,925 8,657
Mondi 170,833 4,023
Next (1) 52,002 5,490
Ocado Group (1) 251,007 9,528
Rentokil Initial (1) 924,981 6,278
THG (1) 813,204 8,033

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Unilever 168,579 9,821
Total United Kingdom (Cost
$82,058
)
110,857
UNITED STATES
53.2%
Common Stocks 51.0%
Agilent Technologies 35,111 4,219
Alnylam Pharmaceuticals (1) 22,884 3,444
Alphabet, Class C (1) 18,120 33,264
Amazon.com (1) 14,991 48,064
American Campus Communities, REIT 98,194 4,042
Amphenol, Class A 43,603 5,445
Apple 143,632 18,954
Atlassian, Class A (1) 37,475 8,662
Avalara (1) 33,018 4,953
AvalonBay Communities, REIT 56,100 9,182
Charles Schwab 268,118 13,819
Chart Industries (1) 45,900 5,513
Chubb 59,018 8,597
Cigna 57,885 12,564
Clorox 39,900 8,357
Colgate-Palmolive 75,450 5,885
CoStar Group (1) 5,212 4,689
Coupa Software (1) 18,052 5,594
Crowdstrike Holdings, Class A (1) 26,519 5,723
Danaher 53,205 12,654
Datadog, Class A (1) 61,464 6,315
DocuSign (1) 23,275 5,420
DoorDash, Class A (1)(4) 30,542 5,903
Eli Lilly & Company 53,600 11,147
EOG Resources 85,913 4,378
EPAM Systems (1) 17,800 6,131
Epic Games, Acquisition Date: 6/18/20, Cost $3,528 (1)(2)(3) 6,136 3,528
Estee Lauder, Class A 22,890 5,417
Etsy (1) 59,629 11,871
Facebook, Class A (1) 88,368 22,828
FedEx 45,300 10,661
Fifth Third Bancorp 188,772 5,461
Fiserv (1) 119,992 12,322
General Electric 954,587 10,195
Global Payments 68,800 12,145
Goldman Sachs Group 61,987 16,809
HCA Healthcare 36,969 6,007
IDEX 35,900 6,684
Incyte (1) 55,482 4,979

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
International Paper 76,775 3,863
Intuit 31,613 11,420
Intuitive Surgical (1) 10,478 7,834
KKR 258,706 10,077
Linde 35,488 8,709
MarketAxess Holdings 3,521 1,904
Marsh & McLennan 86,601 9,518
Microsoft 60,064 13,932
MongoDB (1) 11,100 4,103
Morgan Stanley 245,163 16,438
Netflix (1) 19,039 10,136
NextEra Energy 186,096 15,050
NVIDIA 5,800 3,014
Okta (1) 21,853 5,660
Packaging Corp. of America 51,100 6,871
Paycom Software (1) 11,876 4,510
PayPal Holdings (1) 25,924 6,074
Peloton Interactive, Class A (1) 36,200 5,290
PPD (1) 242,234 7,790
Quidel (1) 39,798 9,988
Roper Technologies 37,298 14,655
salesforce.com (1) 51,599 11,639
Sempra Energy 95,938 11,873
ServiceNow (1) 17,312 9,403
Snap, Class A (1) 176,402 9,339
Snowflake, Class A (1) 13,567 3,696
Splunk (1) 38,940 6,426
Stripe, Class B, Acquisition Date: 12/17/19, Cost $296 (1)(2)(3) 18,846 296
Stryker 32,868 7,264
Teladoc Health (1) 24,610 6,493
Teledyne Technologies (1) 23,013 8,216
Tesla (1) 6,545 5,194
Thermo Fisher Scientific 12,589 6,417
Tradeweb Markets, Class A 99,362 6,040
Trimble (1) 102,900 6,782
Uipath, Acquisition Date: 12/11/20, Cost $241 (1)(2)(3) 8,269 515
UnitedHealth Group 22,544 7,520
Veeva Systems, Class A (1) 27,080 7,486
Vertex Pharmaceuticals (1) 33,419 7,656
Visa, Class A 58,823 11,367
Waste Connections 92,322 9,095
Wayfair, Class A (1)(4) 36,000 9,803
Wells Fargo 426,261 12,737
Welltower, REIT 74,900 4,539
Weyerhaeuser, REIT 156,791 4,890
Wix.com (1) 18,552 4,583

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Workday, Class A (1) 28,923 6,581
Zendesk (1) 30,329 4,375
Zoom Video Communications, Class A (1) 29,200 10,864
769,750
Convertible Preferred Stocks 2.2%
Aurora Innovation, Series B, Acquisition Date: 3/1/19, Cost $605
(1)(2)(3) 65,500 1,287
Magic Leap, Series D, Acquisition Date: 10/12/17, Cost $1,153
(1)(2)(3) 42,712 115
Rappi, Series E, Acquisition Date: 9/8/20, Cost $4,762 (1)(2)(3) 79,700 4,762
Rivian Automotive, Series E, Acquisition Date: 7/10/20, Cost
$5,756 (1)(2)(3) 371,582 13,693
Rivian Automotive, Series F, Acquisition Date: 1/19/21, Cost
$3,561 (1)(2)(3) 96,627 3,561
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $846 (1)(2)(3) 20,496 846
SpaceX, Series K, Acquisition Date: 5/21/19, Cost $2,163 (1)(2)
(3) 10,605 2,863
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $753 (1)(2)(3) 57,435 3,577
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $126 (1)(2)(3) 9,645 601
Uipath, Series E, Acquisition Date: 7/9/20, Cost $27 (1)(2)(3) 1,435 89
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $2,587 (1)(2)
(3) 30,126 2,587
33,981
Total United States (Cost
$559,257
)
803,731
VIETNAM
0.8%
Common Stocks 0.8%
Masan Group 1,964,175 7,256
Military Commercial Joint Stock Bank (1) 3,943,261 3,996
Total Vietnam (Cost
$9,305
)
11,252
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.07% (6)(7) 1,761,125 1,761
Total Short-Term Investments (Cost $1,761) 1,761

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 3.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 3.1%
Short-Term Funds 3.1%
T. Rowe Price Short-Term Fund, 0.13% (6)(7) 4,699,409 46,994
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 46,994
Total Securities Lending Collateral (Cost $46,994) 46,994
Total Investments in Securities 103.1%
(Cost $1,093,604) $ 1,557,915
Other Assets Less Liabilities (3.1)% (47,451)
Net Assets 100.0% $ 1,510,464
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $48,913 and represents 3.2% of net assets.
(4) All or a portion of this security is on loan at January 31, 2021.
(5) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.07% $ — $ — $ 1
T. Rowe Price Short-Term Fund, 0.13% — — — ++
Totals $ — # $ — $ 1 +
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
T. Rowe Price Government
Reserve Fund, 0.07% $ 6,981 ¤ ¤ $ 1,761
T. Rowe Price Short-Term Fund,
0.13% 30,371 ¤ ¤ 46,994
Total $ 48,755 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $48,755.

T. ROWE PRICE Global Growth Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Global Growth Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Growth Stock Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Growth Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Growth Stock Fund

Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at January 31, 2021, totaled $11,908,000 for the period ended
January 31, 2021. During the period, transfer into Level 3 resulted from a lack of observable market data for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 935,830 $ 517,300 $ 10,401 $ 1,463,531
Convertible Preferred Stocks — — 38,512 38,512
Preferred Stocks — 7,117 — 7,117
Short-Term Investments 1,761 — — 1,761
Securities Lending Collateral 46,994 — — 46,994
Total $ 984,585 $ 524,417 $ 48,913 $ 1,557,915
($000s)
Beginning
Balance
11/1/20
Gain
(Loss)
During
Period
Total
Purchases
Transfer
Into
Level 3
Ending
Balance
1/31/21
Investment in Securities
Common Stocks $ 5,389 $ (429) $ 1,550 $ 3,891 $ 10,401
Convertible Preferred Stocks 20,124 12,337 6,051 — 38,512
Total $ 25,513 $ 11,908 $ 7,601 $ 3,891 $ 48,913

T. ROWE PRICE Global Growth Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level
3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s)
that would have resulted from an increase in the corresponding input at period end.
A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F174-054Q1 01/21
($000s)
Market
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Investments in
Securities
Common
Stock
$ 10,401 Recent
comparable
transaction
price(s)
—# —# —# —#
Rate of Return 15% 15% Increase
Convertible
Preferred
Stocks
$ 38,512 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
Uncertainty
90% 90% Decrease